Financial Instruments on Balance Sheet - Summary of Carrying and Fair Values of Financial Instruments that are Reported at Fair Value (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities	€ 639
Financial assets, at fair value	639
Financial liabilities, at fair value	25,187
Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	25,187
Level I [member]
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities	639
Financial assets, at fair value	639
Level III [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	25,187
Level III [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 25,187